Line of Credit (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 23, 2010 Silicon Valley Bank [Member]	Feb. 08, 2012 Silicon Valley Bank [Member]
Line of Credit Facility, Amount Outstanding			$ 4,000,000
Line Of Credit Facility Expiration Date 1			Oct. 31, 2013
Line Of Credit Facility Spread On Interest Rate				2.50%
Line Of Credit Facility Minimum Amount Outstanding During Period	800,000
Line of Credit Facility, Interest Rate Description	The prime rate plus 4.5%
Line of credit	0	1,000,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 2,000,000	$ 1,875,000
Line of Credit Facility, Interest Rate at Period End	6.50%